Net loss per share attributable to common stockholders (Details) - Schedule of computation of diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Computation Of Diluted Net Loss Per Share Abstract
Redeemable convertible preferred stock	$ 307,298.151	$ 307,298.151
Stock based compensation		20,187.576
Unvested restricted stock units	5,968
Warrants	14,961.265	6,886.027
Total	$ 328,227.416	$ 334,371.754